Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.	6	258
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		264
Total Communication Services		264
Consumer Discretionary 0.1%
Auto Components 0.1%
Lear Corp.	724	113,292
Total Consumer Discretionary		113,292
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	5,427
Total Industrials		5,427
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		118,983

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	342,000	355,509
Total Convertible Bonds (Cost $323,206)			355,509

Corporate Bonds & Notes 93.4%

Aerospace & Defense 1.3%
Moog, Inc.(d)
12/15/2027	4.250%	447,000	461,896
TransDigm, Inc.(d)
03/15/2026	6.250%	174,000	181,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	997,000	1,029,826
11/15/2027	5.500%	27,000	27,784
01/15/2029	4.625%	194,000	193,515
05/01/2029	4.875%	451,000	451,693
Total			2,346,671
Airlines 2.1%
Air Canada(d)
08/15/2026	3.875%	400,000	403,960
American Airlines, Inc.(d)
07/15/2025	11.750%	311,000	384,721
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	967,000	1,016,248
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	533,471	558,828
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,041,278	1,133,011
United Airlines, Inc.(d)
04/15/2026	4.375%	280,000	287,870
Total			3,784,638
Automotive 4.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	363,000	373,833
04/01/2027	6.500%	50,000	52,142
Clarios Global LP(d)
05/15/2025	6.750%	279,000	295,288
Ford Motor Co.
04/21/2023	8.500%	271,000	297,885
04/22/2025	9.000%	380,000	457,051
04/22/2030	9.625%	81,000	114,876
01/15/2043	4.750%	446,000	469,420
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	551,470
11/01/2024	4.063%	178,000	186,920
06/16/2025	5.125%	512,000	556,238
11/13/2025	3.375%	734,000	755,587
08/17/2027	4.125%	712,000	755,287
02/16/2028	2.900%	237,000	235,396
11/13/2030	4.000%	359,000	373,323
IAA Spinco, Inc.(d)
06/15/2027	5.500%	179,000	186,969
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	270,000	262,914
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	1,008,000	1,019,221
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	315,334
05/15/2027	8.500%	344,000	365,992
Tenneco, Inc.(d)
01/15/2029	7.875%	429,000	479,111
Total			8,104,257
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(d)
03/01/2028	6.250%	249,000	261,070
NFP Corp.(d),(e)
08/15/2028	4.875%	397,000	403,560
Total			664,630
Building Materials 0.9%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	534,914
Interface, Inc.(d)
12/01/2028	5.500%	134,000	141,269
Masonite International Corp.(d)
02/15/2030	3.500%	544,000	540,243
SRS Distribution, Inc.(d)
07/01/2028	4.625%	403,000	411,134
Total			1,627,560
Cable and Satellite 6.3%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	922,665
06/01/2029	5.375%	243,000	262,570
03/01/2030	4.750%	1,041,000	1,088,213
02/01/2031	4.250%	178,000	181,055
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	719,830
02/01/2029	6.500%	236,000	255,581
01/15/2030	5.750%	1,208,000	1,228,268
02/15/2031	3.375%	680,000	632,039
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	214,000	223,420
DISH DBS Corp.
06/01/2029	5.125%	2,020,000	1,981,714
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	584,000	602,834
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	342,593
07/01/2030	4.125%	539,000	541,804
Videotron Ltd.(d)
06/15/2029	3.625%	225,000	228,488
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	807,144
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	181,505
Ziggo BV(d)
01/15/2027	5.500%	724,000	748,094
01/15/2030	4.875%	630,000	649,181
Total			11,596,998
Chemicals 2.7%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	555,331
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	547,603
HB Fuller Co.
10/15/2028	4.250%	326,000	331,609
Herens Holdco Sarl(d)
05/15/2028	4.750%	383,000	385,178
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	272,091
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	869,639
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	499,420
Olympus Water US Holding Corp.(d),(f)
10/01/2028	4.250%	330,000	326,220
SPCM SA(d)
03/15/2027	3.125%	35,000	35,000
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	168,000	170,144
WR Grace Holdings LLC(d)
06/15/2027	4.875%	534,000	549,370
08/15/2029	5.625%	446,000	460,260
Total			5,001,865
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	760,000	758,216
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	636,837
NESCO Holdings II, Inc.(d)
04/15/2029	5.500%	246,000	255,296
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	308,246
Total			1,958,595
Consumer Cyclical Services 2.0%
APX Group, Inc.(d)
02/15/2027	6.750%	104,000	110,491

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASGN, Inc.(d)
05/15/2028	4.625%	755,000	786,834
Match Group, Inc.(d)
06/01/2028	4.625%	178,000	186,141
Staples, Inc.(d)
04/15/2026	7.500%	690,000	699,752
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	457,695
08/15/2029	4.500%	1,520,000	1,530,342
Total			3,771,255
Consumer Products 0.9%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	525,000	555,804
Mattel, Inc.
11/01/2041	5.450%	80,000	95,636
Scotts Miracle-Gro Co. (The)(d)
02/01/2032	4.375%	347,000	350,211
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	538,793
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	164,000	164,308
Total			1,704,752
Diversified Manufacturing 1.0%
CFX Escrow Corp.(d)
02/15/2026	6.375%	185,000	194,181
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	293,883
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	311,009
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	296,253
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	630,000	697,783
Total			1,793,109
Electric 6.0%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	265,000	274,412
Calpine Corp.(d)
06/01/2026	5.250%	364,000	374,336
Clearway Energy Operating LLC
09/15/2026	5.000%	519,000	532,880
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	1,064,362
02/15/2031	3.750%	1,017,000	1,025,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(d),(f)
01/15/2032	3.750%	442,000	442,818
FirstEnergy Corp.
11/15/2031	7.375%	134,000	182,770
FirstEnergy Corp.(g)
07/15/2047	5.350%	153,000	186,558
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	535,580
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,127,000	2,286,440
NRG Energy, Inc.(d)
02/15/2031	3.625%	1,178,000	1,157,546
02/15/2032	3.875%	410,000	405,397
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	298,099
PG&E Corp.
07/01/2028	5.000%	241,000	245,565
07/01/2030	5.250%	245,000	250,785
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	609,614
01/15/2030	4.750%	660,000	690,915
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	159,065
05/01/2029	4.375%	279,000	281,006
Total			11,003,793
Environmental 1.8%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	1,535,000	1,583,972
08/01/2028	4.000%	410,000	407,037
06/15/2029	4.750%	451,000	463,545
08/15/2029	4.375%	135,000	136,306
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	707,000	715,640
Total			3,306,500
Finance Companies 1.8%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,348,484
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	384,247
Rocket Mortgage LLC/Co-Issuer, Inc.(d),(f)
10/15/2033	4.000%	1,552,000	1,540,782
Total			3,273,513
Food and Beverage 3.6%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,247,000	1,283,710

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	220,000	230,193
Kraft Heinz Foods Co.
06/01/2046	4.375%	357,000	407,334
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	826,000	1,041,860
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	195,927
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	929,000	993,391
03/01/2032	3.500%	845,000	859,468
Post Holdings, Inc.(d)
03/01/2027	5.750%	436,000	453,001
01/15/2028	5.625%	431,000	452,855
04/15/2030	4.625%	175,000	176,422
09/15/2031	4.500%	180,000	178,441
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	280,635
Total			6,553,237
Gaming 4.2%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	258,000	279,285
06/15/2031	4.750%	447,000	461,046
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	550,000	557,771
CCM Merger, Inc.(d)
05/01/2026	6.375%	565,000	594,405
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	261,000	275,042
07/01/2025	6.250%	796,000	838,681
International Game Technology PLC(d)
02/15/2025	6.500%	827,000	923,230
04/15/2026	4.125%	200,000	207,876
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
02/15/2029	3.875%	78,000	82,986
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	535,000	544,864
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	211,000	208,417
Scientific Games International, Inc.(d)
07/01/2025	8.625%	41,000	44,443
10/15/2025	5.000%	901,000	926,447
03/15/2026	8.250%	22,000	23,440
05/15/2028	7.000%	349,000	376,858
11/15/2029	7.250%	341,000	383,593
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	594,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	364,264
Wynn Resorts Finance LLC/Capital Corp.(d)
10/01/2029	5.125%	97,000	97,721
Total			7,784,581
Health Care 7.5%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	158,747
04/15/2029	5.000%	205,000	213,812
AdaptHealth LLC(d)
03/01/2030	5.125%	549,000	549,428
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	366,616
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	194,261
04/01/2030	3.500%	222,000	221,984
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	260,929
03/15/2029	3.750%	143,000	146,587
03/15/2031	4.000%	115,000	120,438
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	920,000	962,919
03/15/2026	8.000%	311,000	329,787
Encompass Health Corp.
02/01/2028	4.500%	553,000	573,672
HCA, Inc.
09/01/2028	5.625%	1,106,000	1,315,988
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	305,105
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	202,635
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	695,195
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	338,000	352,830
06/15/2028	5.000%	311,000	334,887
Mozart Debt Merger Sub, Inc.(d),(f)
10/01/2029	5.250%	167,000	167,000
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	758,000	779,118
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,086,884
Syneos Health, Inc.(d)
01/15/2029	3.625%	274,000	273,103
Teleflex, Inc.
11/15/2027	4.625%	599,000	628,708

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	255,530
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	1,205,000	1,247,132
02/01/2027	6.250%	1,288,000	1,338,707
11/01/2027	5.125%	304,000	317,813
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	416,000	438,817
Total			13,838,632
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	624,000	639,613
08/01/2031	2.625%	215,000	213,670
Total			853,283
Home Construction 0.6%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	206,814
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	394,000	404,474
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	526,000	551,024
Total			1,162,312
Independent Energy 6.0%
Apache Corp.
11/15/2027	4.875%	263,000	286,833
10/15/2028	4.375%	109,000	117,771
01/15/2030	4.250%	381,000	410,602
09/01/2040	5.100%	277,000	310,247
02/01/2042	5.250%	189,000	210,593
04/15/2043	4.750%	516,000	558,645
Callon Petroleum Co.
07/01/2026	6.375%	823,000	786,821
Callon Petroleum Co.(d)
08/01/2028	8.000%	447,000	441,376
CNX Resources Corp.(d)
03/14/2027	7.250%	342,000	364,038
01/15/2029	6.000%	389,000	411,534
Comstock Resources, Inc.(d)
03/01/2029	6.750%	194,000	209,652
01/15/2030	5.875%	158,000	164,342
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	147,159
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	114,000	120,033
EQT Corp.(g)
02/01/2030	8.750%	623,000	801,725
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQT Corp.(d)
05/15/2031	3.625%	173,000	180,304
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	276,000	284,428
Matador Resources Co.
09/15/2026	5.875%	547,000	564,385
Occidental Petroleum Corp.
04/15/2026	3.400%	1,068,000	1,096,289
08/15/2029	3.500%	90,000	91,521
09/01/2030	6.625%	817,000	1,008,308
01/01/2031	6.125%	169,000	202,507
09/15/2036	6.450%	199,000	250,503
08/15/2039	4.300%	208,000	205,437
06/15/2045	4.625%	156,000	159,550
04/15/2046	4.400%	1,090,000	1,084,490
SM Energy Co.
01/15/2027	6.625%	220,000	225,460
07/15/2028	6.500%	152,000	157,110
Southwestern Energy Co.(d)
02/01/2029	5.375%	193,000	206,635
Total			11,058,298
Leisure 3.3%
Carnival Corp.(d)
03/01/2026	7.625%	923,000	985,053
03/01/2027	5.750%	695,000	718,134
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	388,000	391,805
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	296,000	317,572
Cinemark USA, Inc.(d)
03/15/2026	5.875%	354,000	357,509
07/15/2028	5.250%	313,000	308,233
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	167,865
NCL Corp Ltd.(d)
03/15/2026	5.875%	343,000	351,673
NCL Corp.,Ltd.(d)
12/15/2024	3.625%	310,000	294,408
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	517,000	562,210
07/01/2026	4.250%	458,000	448,686
08/31/2026	5.500%	277,000	284,637
04/01/2028	5.500%	368,000	376,736
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	484,000	488,482
Total			6,053,003

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	69,000	70,377
Marriott Ownership Resorts, Inc.(d)
06/15/2029	4.500%	113,000	114,772
Total			185,149
Media and Entertainment 3.4%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	360,461
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	1,126,607
iHeartCommunications, Inc.(d)
01/15/2028	4.750%	1,251,000	1,288,727
Netflix, Inc.
04/15/2028	4.875%	499,000	574,363
11/15/2028	5.875%	419,000	513,386
05/15/2029	6.375%	92,000	116,378
Netflix, Inc.(d)
11/15/2029	5.375%	320,000	387,671
06/15/2030	4.875%	330,000	388,696
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	152,603
03/15/2030	4.625%	891,000	893,448
Playtika Holding Corp.(d)
03/15/2029	4.250%	383,000	384,283
Total			6,186,623
Metals and Mining 3.3%
Alcoa Nederland Holding BV(d)
03/31/2029	4.125%	187,000	194,760
Allegheny Technologies, Inc.
10/01/2029	4.875%	56,000	56,155
10/01/2031	5.125%	403,000	406,044
Commercial Metals Co.
02/15/2031	3.875%	55,000	55,361
Constellium NV(d)
02/15/2026	5.875%	716,000	727,673
Constellium SE(d)
06/15/2028	5.625%	334,000	350,953
04/15/2029	3.750%	810,000	789,970
Freeport-McMoRan, Inc.
03/15/2043	5.450%	738,000	908,128
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	1,567,000	1,642,110
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	461,000	473,634
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(d)
11/15/2026	3.250%	235,000	238,257
08/15/2031	3.875%	283,000	280,838
Total			6,123,883
Midstream 7.5%
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	223,000	234,197
01/31/2032	3.250%	748,000	750,823
Cheniere Energy, Inc.
10/15/2028	4.625%	814,000	858,325
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	364,656
DCP Midstream Operating LP
04/01/2044	5.600%	486,000	568,523
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	392,735
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	288,163
06/15/2031	4.375%	421,000	435,923
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	606,473
01/15/2029	4.500%	547,000	568,196
01/15/2031	4.750%	728,000	757,128
Hess Midstream Operations LP(d)
02/15/2030	4.250%	112,000	113,263
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	545,000	553,817
NuStar Logistics LP
10/01/2025	5.750%	398,000	429,042
06/01/2026	6.000%	430,000	466,488
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	1,006,000	1,022,224
Sunoco LP/Finance Corp.
02/15/2026	5.500%	716,000	730,719
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	593,000	648,550
02/01/2031	4.875%	591,000	637,473
Targa Resources Partners LP/Finance Corp.(d)
01/15/2032	4.000%	256,000	264,505
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	1,003,688
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	411,000	423,546
08/15/2031	4.125%	330,000	344,868

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2026	4.650%	1,193,000	1,290,765
08/15/2028	4.750%	85,000	92,814
Total			13,846,904
Oil Field Services 0.8%
Apergy Corp.
05/01/2026	6.375%	385,000	401,699
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	1,159,743	1,142,492
Total			1,544,191
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.(d),(f)
01/15/2027	3.750%	480,000	475,662
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	425,000	430,528
02/01/2027	4.250%	223,000	221,753
06/15/2029	4.750%	708,000	704,096
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	290,376
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	195,689
09/15/2029	4.000%	212,000	211,719
Total			2,529,823
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	757,000	765,258
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	416,668
08/15/2027	5.250%	436,000	444,118
BWAY Holding Co.(d)
04/15/2024	5.500%	548,000	552,450
CANPACK SA/Eastern PA Land Investment Holding LLC(d)
11/01/2025	3.125%	389,000	395,408
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	1,102,122
Total			3,676,024
Pharmaceuticals 2.3%
Bausch Health Companies, Inc.(d)
04/01/2026	9.250%	473,000	505,159
01/31/2027	8.500%	786,000	838,362
01/15/2028	7.000%	582,000	596,271
06/01/2028	4.875%	136,000	141,023
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	212,483
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(d)
04/30/2028	4.125%	848,000	865,137
04/30/2031	5.125%	632,000	663,679
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	442,000	449,471
Total			4,271,585
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,095,000	1,113,528
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	645,000	645
MGIC Investment Corp.
08/15/2028	5.250%	112,000	119,421
Radian Group, Inc.
03/15/2025	6.625%	44,000	49,192
03/15/2027	4.875%	262,000	285,827
Total			1,568,643
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(d)
01/15/2028	3.875%	506,000	510,007
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,830,317
Total			2,340,324
Retailers 0.8%
L Brands, Inc.
11/01/2035	6.875%	509,000	638,870
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	160,000	164,231
05/01/2029	4.875%	68,000	69,701
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	213,988
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	387,371
Total			1,474,161
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	5.875%	472,000	502,514
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	547,000	557,030

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	197,287
Total			1,256,831
Technology 5.0%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	170,000	171,138
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	248,715
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	524,833
CDK Global, Inc.
06/01/2027	4.875%	506,000	529,790
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	225,035
Everi Holdings, Inc.(d)
07/15/2029	5.000%	48,000	49,222
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	172,483
HealthEquity, Inc.(d),(f)
10/01/2029	4.500%	227,000	230,689
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	426,948
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	379,000	388,884
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	882,000	895,687
NCR Corp.(d)
10/01/2028	5.000%	348,000	357,610
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	467,000	485,025
07/15/2029	4.500%	227,000	222,013
07/15/2031	4.750%	284,000	276,451
Plantronics, Inc.(d)
03/01/2029	4.750%	1,011,000	947,346
PTC, Inc.(d)
02/15/2028	4.000%	262,000	268,882
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	77,000	81,969
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	676,163
Square, Inc.(d)
06/01/2026	2.750%	92,000	93,370
06/01/2031	3.500%	310,000	318,139
Switch Ltd.(d)
09/15/2028	3.750%	228,000	231,424
06/15/2029	4.125%	225,000	231,423
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	395,852
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	681,000	677,666
Total			9,126,757
Wireless 3.6%
Altice France SA(d)
02/01/2027	8.125%	661,000	712,372
01/15/2028	5.500%	821,000	828,935
07/15/2029	5.125%	456,000	447,786
Altice France SA(d),(f)
10/15/2029	5.500%	145,000	143,702
SBA Communications Corp.
02/15/2027	3.875%	922,000	954,783
Sprint Capital Corp.
11/15/2028	6.875%	724,000	924,714
T-Mobile USA, Inc.
02/15/2029	2.625%	496,000	501,004
02/15/2031	2.875%	275,000	277,463
04/15/2031	3.500%	363,000	383,118
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	301,000	317,866
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	436,675
07/15/2031	4.750%	665,000	679,750
Total			6,608,168
Wirelines 2.0%
CenturyLink, Inc.
04/01/2024	7.500%	1,611,000	1,783,558
CenturyLink, Inc.(d)
12/15/2026	5.125%	261,000	270,628
02/15/2027	4.000%	389,000	397,584
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	929,000	925,032
Lumen Technologies, Inc.(d)
06/15/2029	5.375%	225,000	228,854
Total			3,605,656
Total Corporate Bonds & Notes (Cost $164,738,827)			171,586,204

8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(i) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	530,000	557,048
Total Foreign Government Obligations (Cost $540,629)			557,048

Senior Loans 4.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
WR Grace & Co.(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	198,000	198,620
Consumer Cyclical Services 0.7%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.836%	1,309,224	1,291,222
Consumer Products 0.3%
Springs Window Fashions(e),(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 09/17/2028	4.750%	548,000	543,550
Food and Beverage 0.5%
BellRing Brands LLC(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	933,223	936,490
Health Care 0.7%
Radiology Partners, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.334%	145,000	144,819
Surgery Center Holdings, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,197,744	1,198,906
Total			1,343,725
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.4%
Cengage Learning, Inc.(e),(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	745,762	750,087
Restaurants 0.6%
IRB Holding Corp.(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,008,545	1,006,760
Technology 1.3%
Ascend Learning LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	734,441	733,788
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	555,975	555,480
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.834%	413,560	414,147
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	661,333	662,212
Total			2,365,627
Total Senior Loans (Cost $8,443,929)			8,436,081

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(l),(m)	5,785,348	5,784,769
Total Money Market Funds (Cost $5,784,769)		5,784,769
Total Investments in Securities (Cost: $180,163,345)		186,838,594
Other Assets & Liabilities, Net		(3,106,305)
Net Assets		183,732,289

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $129,972,291, which represents 70.74% of total net assets.
(e)	Represents a security purchased on a forward commitment basis.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2021, the total value of these securities amounted to $675, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	8,503,952	48,410,742	(51,129,925)	—	5,784,769	—	2,448	5,785,348
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2021

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